SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17: SUBSEQUENT EVENTS

On August 20, 2013, Navios Acquisition entered into a loan agreement with HSH Nordbank AG of up to $40,300 (divided in two tranches of $20,150 each), to partially finance the acquisition of two chemical tanker vessels.  The facility bears interest at a rate of LIBOR plus 320 bps.   As of August 20, 2013 no amount was drawn, and $40,300 remains to be drawn.

On August 14, 2013, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2013 of $0.05 per share of common stock payable on October 3, 2013 to stockholders of record as of September 18, 2013. The declaration and payment of any further dividends remain subject to the discretion of the Board and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board may deem advisable.

On August 12, 2013, Navios Acquisition took delivery of a 2003-built VLCC tanker vessel, the Nave Celeste for a contract price of $35,350. In August, 2013, the Nave Celeste resumed the time charter previously performed by Shinyo Navigator, under an agreement with the current charterer, without any modification to the current charter party.  In August 2013, the Shinyo Navigator was substituted as security to the Existing and the Additional Notes by the Nave Celeste and related collateral.

On July 22, 2013, Navios Acquisition took delivery of the Nave Universe a new building chemical tanker vessel of 45,313 dwt, from a South Korean shipyard. The vessel is chartered out to a high quality counterparty for two years at a rate of $15 net per day, plus 50% profit sharing based on a formula. The charterer has been granted an option for an additional year at a rate of $16 net per day, plus 50% profit sharing.

On July 9, 2013, Navios Acquisition took delivery of a 49,995 dwt MR2 product tanker, from a South Korean shipyard, the Nave Capella.  The vessel has been chartered out to a high quality counterparty for one year at a rate of $14 net per day. The charterer has been granted an option for an additional year at a rate of $15 net per day.

On July 9, 2013, Navios Acquisition took delivery of a 2007 — built MR2 product tanker vessel of 50,922 dwt, the Nave Pulsar for a contract price of $23,225.   The vessel is currently employed on the spot market.

On July 9, 2013, Navios Acquisition entered into a loan agreement, with Deutsche Bank AG Filiale Deutschlandgeschäft of up to $48,465 (divided in three tranches of $13,935, 13,935 and $20,595 each) to partially finance the acquisition of three product tankers. As of August 20, 2013 the amount drawn under this facility is $27,870 and $20,595 remains to be drawn.